Equity Earnings (Loss) of Joint Ventures (Details 1) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
VAST LLC
Summarized balance sheets
Cash and cash equivalents	$ 8,959	$ 11,757
Receivables, net	43,930	41,942
Inventories, net	20,510	15,185
Other current assets	16,020	11,782
Total current assets	89,419	80,666
Property, plant and equipment, net	42,923	31,017
Other long-term assets	14,974	12,850
Total assets	147,316	124,533
Current liabilities	74,721	70,753
Long-term liabilities	5,654	2,960
Total liabilities	80,375	73,713
Net assets	66,941	50,820
STRATTEC’s share of VAST LLC net assets (liabilities)	22,314	16,940
SAL LLC
Summarized balance sheets
Cash and cash equivalents	5	11
Receivables, net	40	11
Inventories, net	87	345
Total assets	132	367
Current liabilities	3,208	3,189
Net liabilities	(3,076)	(2,822)
STRATTEC’s share of VAST LLC net assets (liabilities)	$ (1,569)	$ (1,439)